Going Concern (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ (707)	$ (126,846)	$ (351,719)
Accumulated deficit		$ (352,426)	$ (352,426)	$ (707)